UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21982
                                      ---------

                Claymore/Guggenheim Strategic Opportunities Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Nicholas Dalmaso

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31
Date of reporting period: February 29, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

GOF / CLAYMORE/GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
                                                                                                  OPTIONAL
PRINCIPAL AMOUNT  DESCRIPTION                                                                   CALL PROVISION        VALUE
-------------------------------------------------------------------------------------------------------------------------------
                  LONG-TERM INVESTMENTS - 141.5%
                  CORPORATE BONDS - 32.8%
                  AIRLINES - 2.1%
$     1,570,855   America West Airlines, Inc., Ser. 01-1, AAA, Aaa
                  7.10%, 4/2/21, Pass Thru Certificates (a)                                     N/A                $  1,540,553
        972,839   Delta Air Lines, Inc., A-, Baa1
                  6.821%, 8/10/22, Pass Thru Certificates (b)                                   N/A                     941,173
      1,000,000   Northwest Airlines Corp., Ser. 992A, A, NR
                  7.575%, 3/1/19, Pass Thru Certificates (a)                                    N/A                     998,100
                                                                                                                   ------------
                                                                                                                      3,479,826
                                                                                                                   ------------
                  AUTO PARTS & EQUIPMENT - 0.2%
        500,000   Keystone Automotive Operations, Inc., CCC, Caa2
                  9.75%, 11/1/13, Company Guarantee Notes                                       11/01/08 @ 104.88       305,000
                                                                                                                   ------------

                  BANKS - 9.4%
      1,000,000   Agfirst Farm Credit Bank, A-, NR
                  7.30%, 10/49, Subordinated Notes (a) (b)                                      12/15/08 @ 100.00       920,090
      2,000,000   Bank of America Corp., A+, Aa3
                  8.00%, 12/29/49, Junior Subordinated Notes (a) (c)                            1/30/18 @ 100.00      2,071,608
      1,250,000   Barclays Bank PLC, A+, Aa3
                  6.28%, 12/29/49, Junior Subordinated Notes (United Kingdom) (a) (c)           12/15/34 @ 100.00     1,076,837
      1,200,000   BNP Paribas, AA-, Aa3
                  7.20%, 6/29/49, Junior Subordinated Notes (France) (a) (b) (c)                6/25/37 @ 100.00      1,102,380
      1,000,000   Credit Agricole SA, A, Aa3
                  6.64%, 5/29/49, Junior Subordinated Notes (France) (a) (b) (c)                5/31/17 @ 100.00        854,960
      1,000,000   Fifth Third Bancorp, A, A1
                  8.25%, 3/1/38, Subordinated Notes                                             N/A                   1,005,559
      1,000,000   KeyCorp Capital III, BBB, A3
                  7.75%, 7/15/29, Company Guarantee Notes (a)                                   N/A                   1,092,830
      1,200,000   Lloyds TSB Group PLC, A, Aa3
                  6.27%, 11/29/49, Bonds (United Kingdom) (a) (b) (c)                           11/14/16 @ 100.00     1,048,910
      1,250,000   Mellon Capital IV, Ser. 1, A-, A2
                  6.244%, 6/29/49, Company Guarantee Notes (a) (c)                              6/20/12 @ 100.00      1,040,064
      1,250,000   Northgroup Preferred Capital Corp., A, A1
                  6.378%, 1/29/49, Notes (a) (b) (c)                                            10/15/17 @ 100.00     1,158,350
        700,000   PNC Preferred Funding Trust I, A-, A3
                  8.70%, 2/28/49, Senior Unsecured Notes (b) (c)                                3/15/13 @ 100.00        713,184
      1,400,000   Royal Bank of Scotland Group PLC, Ser. MTN, A, Aa3
                  7.64%, 3/31/49, Junior Subordinated Stock (United Kingdom) (a) (c)            9/29/17 @ 100.00      1,396,143
      1,250,000   State Street Capital Trust IV, A, A1
                  5.99%, 6/15/37, Company Guarantee Notes (a) (d)                               6/15/12 @ 100.00        954,700
      1,250,000   US AgBank FCB, NR, NR
                  6.11%, 4/29/49, Notes (a) (b) (c)                                             7/10/12 @ 100.00      1,058,262
                                                                                                                   ------------
                                                                                                                     15,493,877
                                                                                                                   ------------
                  COMMERCIAL SERVICES - 0.3%
        500,000   RR Donnelley & Sons Co., BBB+, Baa2
                  6.13%, 1/15/17, Senior Unsecured Notes (a)                                    N/A                     489,771
                                                                                                                   ------------

                  DIVERSIFIED FINANCIAL SERVICES - 13.1%
      1,000,000   Agua Caliente Band of Cahuilla Indians, NR, NR
                  6.35%, 10/1/15, Secured Notes (b)                                             N/A                   1,009,800
      2,000,000   Bear Stearns Cos., Inc. (The), A, A2
                  7.25%, 2/1/18, Senior Unsecured Notes (a)                                     N/A                   1,940,358
      1,200,000   Blue Fin Ltd., BB+, NR
                  9.02%, 4/10/12, Notes (b) (d)                                                 4/8/10 @ 101.00       1,207,680
      1,100,000   CAT-Mex Ltd., Ser. A, BB, NR
                  5.45%, 5/19/09, Secured Notes (Cayman Islands) (b) (d)                        N/A                   1,086,030
        500,000   Discover Financial Services, BBB-, Baa3
                  6.45%, 6/12/17, Senior Unsecured Notes (a) (b)                                N/A                     426,937
        525,000   Federal Home Loan Bank System, Ser. HH19, AAA, Aaa
                  Zero Coupon, 6/18/19, Bonds (a) (c)                                           6/18/08 @ 100.00        516,075
        310,000   Freddie Mac, AAA, Aaa
                  5.25%, 5/29/18, Notes (a)                                                     5/29/08 @ 100.00        311,765
        500,000   GlobeCat Ltd., Ser. CAQ, NR, B1
                  10.91%, 1/2/13, Notes (Cayman Islands) (b) (d)                                12/21/11 @ 100.50       506,350
                  Hampton Roads PPV LLC, NR, Aaa (b)
      1,000,000   6.07%, 12/15/41, Bonds                                                        N/A                     991,100
      1,000,000   6.17%, 6/15/53, Bonds                                                         N/A                     981,280
        500,000   Janus Capital Group, Inc., BBB-, Baa3
                  6.70%, 6/15/17, Senior Unsecured Notes (a)                                    N/A                     527,369
      1,000,000   Longpoint Re Ltd., BB+, NR
                  10.24%, 5/8/10, Notes (Cayman Islands) (b) (d)                                N/A                   1,016,700
      2,000,000   Merna Reinsurance Ltd., Ser. B, NR, A2
                  6.58%, 7/7/10, Secured Notes (Bermuda) (a) (b) (d)                            N/A                   1,927,600
      2,000,000   Morgan Stanley, Ser. MTN, NR, Aa3
                  5.95%, 12/28/17, Senior Unsecured Notes (a)                                   N/A                   1,990,322
      2,394,053   Muzinich CBO II Ltd., Ser. A2-A, AA+, Aa1
                  7.15%, 10/15/13, Senior Secured Notes (Bermuda) (b)                           N/A                   2,286,321
      1,250,000   Mystic Re Ltd, Ser. A, BB+, NR
                  9.39%, 12/5/08, Notes (Cayman Islands) (b) (d)                                N/A                   1,245,875
        750,000   Redwood Capital X Ltd., Ser. D, NR, Ba3
                  9.48%, 1/9/09, Notes (Cayman Islands) (b) (d)                                 12/5/08 @ 100.00        751,425
      1,000,000   Schwab Capital Trust I, BBB+, A3
                  7.50%, 11/15/37, Company Guarantee Notes (a) (c)                              11/15/17 @ 100.00     1,004,610
      2,000,000   Svensk Exportkredit AB, AA-, Aa3
                  6.375, 10/29/49, Subordinated Notes (Sweden) (a) (b)                          12/27/08 @ 100.00     1,991,566
                                                                                                                   ------------
                                                                                                                     21,719,163
                                                                                                                   ------------
                  ELECTRIC - 0.3%
        500,000   Pennsylvania Electric Co., BBB, Baa2
                  6.05%, 9/1/17, Senior Unsecured Notes (a)                                     N/A                     507,926
                                                                                                                   ------------

                  ENTERTAINMENT - 0.5%
        500,000   Downstream Development Authority of the Quapaw Tribe of Oklahoma, B-, B3
                  12.00%, 10/15/15, Senior Secured Notes (b)                                    10/15/11 @ 109.00       425,000
        500,000   Indianapolis Downs LLC & Capital Corp., B, B3
                  11.00%, 11/1/12, Senior Secured Notes (a) (b)                                 11/1/10 @ 105.50        450,000
                                                                                                                   ------------
                                                                                                                        875,000
                                                                                                                   ------------
                  INSURANCE - 5.0%
      1,000,000   Allstate Corp. (The), A-, A2
                  6.50%, 5/15/57, Junior Subordinated Debentures (a) (c)                        5/15/37 @ 100.00        830,270
      1,000,000   AXA SA, BBB+, Baa1
                  6.46%, 12/14/49, Subordinated Notes (France) (a) (b) (c)                      12/14/18 @ 100.00       856,059
      1,000,000   Foundation Re Ltd., Ser. A, BB, NR
                  7.17%, 11/24/08, Notes (Cayman Islands) (b) (d)                               N/A                     978,400
      1,000,000   MetLife, Inc., BBB+, Baa1
                  6.40%, 12/15/36, Junior Subordinated Notes (a)                                12/15/31 @ 100.00       864,445
        625,000   Newton Re Ltd., BB+, NR
                  9.63%, 12/24/10, Bonds (Cayman Islands) (b) (d)                               N/A                     630,406
      1,250,000   Progressive Corp. (The), A-, A2
                  6.70%, 6/15/37, Junior Subordinated Notes (a) (c)                             6/15/17 @ 100.00      1,105,162
      2,000,000   Protective Life Corp., A, A3
                  6.40%, 1/15/18, Senior Unsecured Notes (a)                                    N/A                   2,054,106
      1,000,000   Residential Reinsurance 2007 Ltd., Ser. CL2, B, NR
                  15.37%, 6/7/10, Notes (Cayman Islands) (b) (d)                                N/A                   1,028,100
                                                                                                                   ------------
                                                                                                                      8,346,948
                                                                                                                   ------------
                  MEDIA - 0.3%
        500,000   Comcast Corp., BBB+, Baa2
                  6.30%, 11/15/17, Company Guarantee Notes (a)                                  N/A                     513,438
                                                                                                                   ------------

                  OFFICE EQUIPMENT - 0.3%
        500,000   Xerox Corp., BBB-, Baa2
                  7.63%, 6/15/13, Company Guarantee Notes (a)                                   6/15/08 @ 103.81        519,474
                                                                                                                   ------------

                  REAL ESTATE INVESTMENT TRUSTS - 0.5%
      1,000,000   HRPT Properties Trust, BBB, Baa2
                  6.65%, 1/15/18, Senior Unsecured Notes (a)                                    7/15/17 @ 100.00        878,655
                                                                                                                   ------------

                  RETAIL - 0.8%
      1,000,000   AutoNation, Inc., BB+, Ba2
                  6.26%, 4/15/13, Company Guarantee Notes (d)                                   4/15/08 @ 103.00        820,000
        500,000   Macys Retail Holdings, Inc., BBB-, Baa2
                  5.90%, 12/1/16, Company Guarantee Notes (a)                                   N/A                     457,402
                                                                                                                   ------------
                                                                                                                      1,277,402
                                                                                                                   ------------
                  TOTAL CORPORATE BONDS - 32.8%
                  (Cost $56,000,750)                                                                                 54,406,480
                                                                                                                   ------------

                  ASSET BACKED SECURITIES - 30.5%
      1,978,225   321 Henderson Receivables I LLC, Ser. 2007-3A, Class A, AAA, Aaa (a) (b)
                  6.15%, 10/15/48                                                                                     1,978,126
      2,265,191   Airplanes Pass Through Trust, Ser. 1R, Class A8, BB-, Baa3 (d)
                  3.50%, 3/15/19                                                                                      2,117,954
      1,400,000   American Express Credit Account Master Trust, Ser. 2007-4, Class C, BBB, Baa2 (a) (b) (d)
                  3.38%, 12/17/12                                                                                     1,287,766
      1,380,000   BA Credit Card Trust, Ser. 2006-C4, Class C4, BBB, Baa2 (d)
                  3.35%, 11/15/11                                                                                     1,322,947
      2,000,000   Black Diamond CLO Ltd., Ser. 2006-1A, Class B, AA, Aa2 (Cayman Islands) (b) (d)
                  3.70%, 4/29/19                                                                                      1,644,800
      2,000,000   Black Diamond CLO Ltd., Ser. 2006-1A, Class C, A, A2 (Cayman Islands) (b) (d)
                  4.00%, 4/29/19                                                                                      1,652,100
        750,263   BNC Mortgage Loan Trust, Ser. 2007-4, Class A3A, AAA, NR (a) (d)
                  3.39%, 11/25/37                                                                                       689,769
      2,000,000   Callidus Debt Partners Fund Ltd., Ser. 6A A1, Class T, AAA, Aaa (Cayman Islands) (a) (b) (d)
                  5.63%, 10/23/21                                                                                     1,790,000
      1,822,422   Capital Auto Receivables Asset Trust, Ser. 2007-SN1, Class A2B, AAA, NR (a) (d)
                  3.15%, 10/15/09                                                                                     1,818,886
      1,380,000   Capital One Multi-Asset Execution Trust, Ser. 2003-C1, Class C1, BBB, Baa2 (a) (d)
                  5.67%, 3/15/11                                                                                      1,384,367
      1,420,000   Citibank Credit Card Issuance Trust, Ser. 2006-C4, Class C4, BBB, Baa2 (a) (d)
                  3.44%, 1/9/12                                                                                       1,329,984
      2,000,000   Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class AJ, AAA, Aaa (a) (d)
                  5.23%, 7/15/44                                                                                      1,671,383
      3,757,966   Countrywide Home Equity Loan Trust, Ser. 2004-S, Class 1A, AAA, Aaa (d)
                  3.36%, 2/15/30                                                                                      3,341,525
      1,960,000   Dominos Pizza Master Issuer LLC, Ser. 2007-1, Class A2, AAA, Aaa (a) (b)
                  5.26%, 4/25/37                                                                                      1,907,953
      3,000,000   Dunkin Securitization, Ser. 2006-1, Class A2, AAA, Aaa (a) (b)
                  5.78%, 6/20/31                                                                                      2,755,350
      1,000,000   Ford Credit Floorplan Master Owner Trust, Ser. 2006-4, Class B, AAA, A1 (d)
                  3.67%, 6/15/13                                                                                        947,471
      1,000,000   Harley-Davidson Motorcycle Trust, Ser. 2007-3, Class B, A, Aa3 (a)
                  6.04%, 8/15/14                                                                                      1,000,737
      2,000,000   HFG Healthco-4 LLC, Ser. 2006-1A, Class A, NR, Aa2 (b) (d)
                  3.54%, 6/5/12                                                                                       1,600,000
      2,000,000   IHOP Franchising LLC, Ser. 2007-1A, Class A1, A, A3 (a) (b)
                  5.14%, 3/20/37                                                                                      1,869,280
      1,545,933   Lightpoint CLO Ltd, Ser. 2004-1A, Class X, A, A2 (Cayman Islands) (a) (b) (d)
                  5.25%, 2/15/14                                                                                      1,565,953
      1,000,000   Nantucket CLO Ltd., Ser. 2006-1A, Class B, AA, Aa2 (Cayman Islands) (b) (d)
                  3.51%, 11/24/20                                                                                       861,680
      2,000,000   Stanfield Modena CLO Ltd., Ser. 2004-1A, Class C, A, A2 (Cayman Islands) (b) (d)
                  6.13%, 9/22/16                                                                                      1,763,820
        550,000   Start CLO Ltd., Ser. 2006-3A, Class D, BBB, Baa1 (Cayman Islands) (b) (d)
                  6.90%, 6/7/11                                                                                         519,833
        500,000   Start CLO Ltd., Ser. 2006-4A, Class D, BBB+, Baa1 (Cayman Islands) (b) (d)
                  6.41%, 12/26/11                                                                                       468,495
      1,000,000   Start CLO Ltd., Ser. 2007-4A, Class E, BB+, Ba1 (Cayman Islands) (b) (d)
                  8.46%, 12/26/11                                                                                       929,000
      1,162,751   Structured Asset Securities Corp., Ser. 2007-BNC1, Class A2, AAA, NR (d)
                  4.24%, 10/25/37                                                                                     1,011,396
      1,000,000   Swift Master Auto Receivables Trust, Ser. 2007-2, Class C, BBB, Aaa (d)
                  5.12%, 10/15/12                                                                                       942,470
      2,000,000   TCW Global Project Fund, Ser. 2004-1A, Class A1, NR, NR (Cayman Islands) (b) (d)
                  5.16%, 6/15/16                                                                                      1,993,300
      2,000,000   TCW Global Project Fund, Ser. 2004-1A, Class B1, NR, NR (Cayman Islands) (b) (d)
                  6.21%, 6/15/16                                                                                      1,770,060
      1,000,000   TCW Global Project Fund, Ser. 2005-1A, Class B2, A, NR (Cayman Islands) (b)
                  5.79%, 9/1/17                                                                                         833,020
      3,055,714   TCW Select Loan Fund Ltd., Inc., Ser. 1A, Class A1, AAA,  Aaa (Cayman Islands) (a) (b) (d)
                  4.97%, 10/10/13                                                                                     3,052,323
      2,000,000   Wrightwood Capital Real Estate CDO Ltd., Ser. 2005-1A, Class A1, AAA, Aaa (Cayman Islands) (b) (d)
                  3.39%, 11/21/40                                                                                     1,747,980
      1,000,000   Yapi Kredi DPR Finance Co., Ser. 2006-1, Class C, AA, Aa3 (Cayman Islands) (d)
                  3.26%, 11/21/13                                                                                       893,251
                  TOTAL ASSET BACKED SECURITIES - 30.5%
                  (Cost $51,774,527)                                                                               ------------
                                                                                                                     50,462,979
                                                                                                                   ------------

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 22.5%
        900,000   American Tower Trust, Ser. 2007-1A, Class AFX, AAA, Aaa (a) (b)
                  5.42%, 4/15/37                                                                                        896,436
      1,000,000   American Tower Trust, Ser. 2007-1A, Class B, AA, Aa2 (a) (b)
                  5.54%, 4/15/37                                                                                        976,920
        500,000   Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class G, A-, NR (b) (d)
                  5.28%, 3/11/41                                                                                        432,952
      1,000,000   Banc of America Commercial Mortgage, Inc., Ser. 2004-5, Class B, AA+, Aa2 (d)
                  5.06%, 11/10/41                                                                                       855,527
        600,000   Banc of America Commercial Mortgage, Inc., Ser. 2005-5, Class AJ, AAA, Aaa (a) (d)
                  5.16%, 10/10/45                                                                                       499,554
      1,500,000   Bear Stearns Commercial Mortgage Securities, Ser. 2005-PW10, Class AJ, AAA, NR (a) (d)
                  5.46%, 12/11/40                                                                                     1,270,956
      1,000,000   Commercial Mortgage Pass Through Certificates, Ser. 2006-CN2A, Class F, A, NR (a) (b) (d)
                  5.57%, 2/5/19                                                                                         937,964
      1,922,774   Countrywide Home Loan Mortgage Pass Through Trust, Ser. 2005-HYB8, Class 4A1, AAA, Aaa (a) (d)
                  5.61%, 12/20/35                                                                                     1,635,084
      1,500,000   Credit Suisse Mortgage Capital Certificates, Ser. 2006-C3, Class AM, AAA, Aaa (a) (d)
                  5.83%, 6/15/38                                                                                      1,363,448
        789,082   Credit Suisse Mortgage Capital Certificates, Ser. 2006-TF2A, Class SHDA, A-, Aa1 (b) (d)
                  3.72%, 7/15/19                                                                                        766,639
      1,000,000   CS First Boston Mortgage Securities Corp., Ser. 2001-SPGA, Class A2, AAA, NR (a) (b) (d)
                  6.52%, 8/13/18                                                                                      1,027,258
      1,425,000   CS First Boston Mortgage Securities Corp., Ser. 2005-TFLA, Class K, AA+, Aaa (a) (b) (d)
                  4.42%, 2/15/20                                                                                      1,380,410
      1,000,000   Fannie Mae REMICS, Ser. 2007-90, Class B, NR, NR (a)
                  6.00%, 9/25/37                                                                                      1,010,122
      1,225,000   Global Signal Trust, Ser. 2004-2A, Class D, NR, Baa2 (b)
                  5.09%, 12/15/14                                                                                     1,205,976
      2,000,000   Ginnie Mae, Ser. 2008-14, Class Z, NR, NR
                  4.50%, 3/16/49                                                                                      1,343,594
      2,000,000   Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class AJ, AAA, Aaa (a) (d)
                  4.86%, 8/10/42                                                                                      1,654,071
      1,000,000   Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class AJ, AAA, Aaa (a) (d)
                  5.30%, 4/10/37                                                                                        838,777
      1,542,764   Impac Secured Assets CMN Owner Trust, Ser. 2007-3, Class A1A, AAA, Aaa (d)
                  3.25%, 9/25/37                                                                                      1,503,566
        700,000   JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2002-C1, Class E, A-, A2 (b)
                  6.14%, 7/12/37                                                                                        655,168
      1,000,000   JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3, Class AJ, AAA, Aaa (a) (d)
                  4.94%, 8/15/42                                                                                        821,170
      2,000,000   Morgan Stanley Capital I, Ser. 2005-HQ6, Class AJ, AAA, NR (a) (d)
                  5.07%, 8/13/42                                                                                      1,652,242
      1,250,000   Morgan Stanley Capital I, Ser. 2006- IQ12, Class AM, AAA, NR (a)
                  5.37%, 12/15/43                                                                                     1,078,097
      1,000,000   Morgan Stanley Capital I, Ser. 2006-T23, Class AM, AAA, NR (d)
                  5.81%, 8/12/41                                                                                        904,893
        145,000   SBA CMBS Trust, Ser. 2005-1A, Class D, NR, Baa2 (b)
                  6.22%, 11/15/35                                                                                       142,248
      1,500,000   SBA CMBS Trust, Ser. 2005-1A, Class E, NR, Baa3 (b)
                  6.71%, 11/15/35                                                                                     1,454,415
      2,000,000   Sealane Trade Finance, Ser. 2007-1A, Class E, NR, NR (Cayman Islands) (b) (d)
                  18.09%, 11/25/12                                                                                    1,951,280
      2,000,000   TIAA Seasoned Commercial Trust, Ser. 2007-C4, Class A3, AAA, NR (a) (d)
                  6.10%, 8/15/39                                                                                      1,613,964
      2,000,000   Timberstar Trust, Ser. 2006-1A, Class A, AAA, Aaa (a) (b)
                  5.67%, 10/15/36                                                                                     1,964,900
        750,000   Timberstar Trust, Ser. 2006-1A, Class C, A, A2 (b)
                  5.88%, 10/15/36                                                                                       684,735
        100,000   Timberstar Trust, Ser. 2006-1A, Class D, BBB, Baa2 (b)
                  6.21%, 10/15/36                                                                                        89,582
      2,027,316   TW Hotel Funding 2005 LLC, Ser. 2005-LUX, Class A1, AAA, Aaa (a) (b) (d)
                  3.37%, 1/15/21                                                                                      1,956,496
      1,054,204   TW Hotel Funding 2005 LLC, Ser. 2005-LUX, Class L, BB+, Ba1 (b) (d)
                  4.67%, 1/15/21                                                                                        969,169
      2,000,000   Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AJ, AAA, Aaa (a) (d)
                  5.14%, 7/15/42                                                                                      1,668,432
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - 22.5%
                  (Cost $38,344,966)                                                                               ------------
                                                                                                                     37,206,045
                                                                                                                   ------------
NUMBER OF SHARES                                                                                                       VALUE
-------------------------------------------------------------------------------------------------------------------------------
                  COMMON STOCK - 17.5%
                  AIRLINES - 0.8%
        110,000   US Airways Group, Inc. (e) (f)                                                                      1,364,000
                                                                                                                   ------------

                  FOOD & BEVERAGES - 1.6%
         55,000   Dean Foods Co. (a) (e) (f)                                                                          1,183,600
         35,000   Hansen Natural Corp. (a) (e) (f)                                                                    1,452,500
                                                                                                                   ------------
                                                                                                                      2,636,100
                                                                                                                   ------------
                  HEALTH CARE - 3.1%
         85,000   Biovail Corp. (Canada) (a) (e)                                                                      1,204,450
         32,000   Forest Laboratories, Inc. (e) (f)                                                                   1,272,640
         18,000   Humana, Inc. (e) (f)                                                                                1,229,940
         61,000   Pfizer, Inc. (a) (e)                                                                                1,359,080
                                                                                                                   ------------
                                                                                                                      5,066,110
                                                                                                                   ------------
                  INDUSTRIALS - 0.7%
         36,000   General Electric Co. (a) (e)                                                                        1,193,040
                                                                                                                   ------------

                  INFORMATION TECHNOLOGY - 4.9%
          7,000   Apple, Inc. (a) (e) (f)                                                                               875,140
         40,000   eBay, Inc. (a) (e) (f)                                                                              1,054,400
        110,000   Flextronics International, Ltd. (Singapore) (f)                                                     1,115,400
         70,000   Intel Corp. (a) (e)                                                                                 1,396,500
         27,500   Kla-Tencor Corp. (a) (e)                                                                            1,155,275
         40,000   Microsoft Corp. (a) (e)                                                                             1,088,800
         45,000   Texas Instruments, Inc. (a) (e)                                                                     1,348,200
                                                                                                                   ------------
                                                                                                                      8,033,715
                                                                                                                   ------------
                  INSURANCE - 1.6%
         20,000   Hartford Financial Services Group, Inc. (e)                                                         1,398,000
         27,000   Travelers Cos., Inc. (The) (a) (e)                                                                  1,253,070
                                                                                                                   ------------
                                                                                                                      2,651,070
                                                                                                                   ------------
                  OIL & GAS - 1.6%
         16,000   ConocoPhillips (a) (e)                                                                              1,323,360
         38,000   Pride International, Inc. (a) (e) (f)                                                               1,346,720
                                                                                                                   ------------
                                                                                                                      2,670,080
                                                                                                                   ------------
                  RETAIL - 2.7%
         32,000   CVS Caremark Corp. (a) (e)                                                                          1,292,160
         50,000   Hanesbrands, Inc. (a) (e) (f)                                                                       1,455,000
        100,000   Starbucks Corp. (a) (e) (f)                                                                         1,797,000
                                                                                                                   ------------
                                                                                                                      4,544,160
                                                                                                                   ------------
                  TELECOMMUNICATION SERVICES - 0.5%
         23,000   Verizon Communications, Inc. (a) (e)                                                                  835,360
                                                                                                                   ------------

                  TOTAL COMMON STOCK - 17.5%
                  (Cost $31,775,432)                                                                                 28,993,635
                                                                                                                   ------------

                  PREFERRED STOCK - 6.7%
                  BANKS - 0.7%
         50,000   Santander Finance Preferred SA Unipersonal, 6.50% (Spain) (a)                                       1,087,500
                                                                                                                   ------------

                  DIVERSIFIED FINANCIAL SERVICES - 3.6%
         50,000   Deutsche Bank Contingent Capital Trust II, 6.55% (a)                                                1,160,000
         80,000   Fannie Mae, 8.25% (a)                                                                               2,048,000
         40,000   Freddie Mac, Ser. Z, 8.375% (a)                                                                     1,030,000
         28,500   General Electric Capital Corp., Ser. A, 6.45%                                                         758,100
         40,000   Lehman Brothers Holdings, Inc., 7.95%                                                                 994,000
                                                                                                                   ------------
                                                                                                                      5,990,100
                                                                                                                   ------------
                  INSURANCE - 0.9%
         20,000   Aegon NV, 6.375%  (Netherlands) (a)                                                                   452,400
          3,800   ING Groep NV, 7.05% (Netherlands)                                                                      91,238
         40,000   Torchmark Capital Trust III, 7.10% (a)                                                                936,400
                                                                                                                   ------------
                                                                                                                      1,480,038
                                                                                                                   ------------
                  REAL ESTATE INVESTMENT TRUST - 0.7%
         50,000   Public Storage, Ser. K, 7.25% (a)                                                                   1,223,000
                                                                                                                   ------------

                  TELECOMMUNICATION SERVICES - 0.8%
         50,000   AT&T, Inc., 6.375% (a)                                                                              1,244,000
                                                                                                                   ------------

                  TOTAL PREFERRED STOCK - 6.7%
                  (Cost $11,009,713)
                                                                                                                     11,024,638
                                                                                                                   ------------

                  EXCHANGE-TRADED FUNDS - 5.4%
         10,000   Diamonds Trust Ser. I                                                                               1,230,100
         18,000   Energy Select Sector SPDR Fund (a) (e)                                                              1,368,900
         57,000   Market Vectors Gold Miners ETF (a) (e)                                                              3,027,840
         16,000   SPDR Trust Ser. 1 (a) (e)                                                                           2,141,120
         32,000   Utilities Select Sector SPDR Fund (a) (e)                                                           1,203,520

                  TOTAL EXCHANGE-TRADED FUNDS - 5.4%
                  (Cost $9,162,586)
                                                                                                                      8,971,480
                                                                                                                   ------------

PRINCIPAL AMOUNT                                                                                                       VALUE
-------------------------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AND AGENCY SECURITIES - 4.3%
$     2,774,987   Fannie Mae Pool, AAA, Aaa (a) (d)
                  6.30%, 8/1/37                                                                                       2,847,666
      4,200,000   Freddie Mac, AAA, Aaa (a)
                  6.00%, 6/15/17 to 4/29/22                                                                           4,309,642
                  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES - 4.3%
                  (Cost $6,898,928)                                                                                ------------
                                                                                                                      7,157,308
                                                                                                                   ------------

                  TERM LOANS - 21.8%
                  AEROSPACE AND DEFENSE - 1.1%
      1,492,500   Colt Defense
                  6.37%, 7/9/14, NR, B1 (d)                                                                           1,380,562
        500,000   Total Safety Ser. C
                  5.821%, 12/8/12, B, B2 (d)                                                                            492,500
                                                                                                                   ------------
                                                                                                                      1,873,062
                                                                                                                   ------------
                  AUTOMOBILE - 1.3%
        995,000   Adesa, Inc.
                  7.08%, 10/21/13, B, Ba3 (d)                                                                           894,007
      1,500,000   Harbor Freight Tools
                  5.37%, 2/12/13, NR, B1 (d)                                                                          1,335,000
                                                                                                                   ------------
                                                                                                                      2,229,007
                                                                                                                   ------------
                  CONSUMER PRODUCTS - 0.6%
        994,990   Navisite, Inc.
                  7.19% to 8.96%, 6/10/13, B-, B3 (d)                                                                   915,391
                                                                                                                   ------------

                  DIVERSIFIED/CONGLOMERATE SERVICE - 2.2%
      1,000,000   Billing Services Group
                  9.13%, 12/19/14, B+, B1 (d)                                                                           965,000
        997,500   Compucom Systems
                  6.63%, 8/25/14, BB, Ba2 (d)                                                                           897,750
      1,496,250   First Data Corp.
                  7.63% to 7.58%, 9/24/14, BB-, Ba3 (d)                                                               1,363,874
        497,500   Terremark Worldwide, Inc.
                  7.01%, 7/30/14, B, NR (d)                                                                             448,869
                                                                                                                   ------------
                                                                                                                      3,675,493
                                                                                                                   ------------
                  ELECTRONICS - 2.7%
        997,669   Caritor, Inc.
                  7.08%, 6/4/13, BB-, B1 (d)                                                                            789,822
        500,000   Clientlogic Corp.
                  5.62% to 7.34%, 1/30/14, B+, B2 (d)                                                                   402,500
      1,250,000   Freescale Semiconductor, Inc.
                  5.01%, 11/29/13, BB, Ba1 (d)                                                                        1,066,406
      1,496,250   GXS Corp.
                  7.93% to 8.95%, 3/31/13, B+, Ba3 (d)                                                                1,385,902
        944,087   Network Solutions LLC
                  5.63% to 7.33%, 3/7/14, B, B1 (d)                                                                     759,990
                                                                                                                   ------------
                                                                                                                      4,404,620
                                                                                                                   ------------
                  FOOD & BEVERAGES - 0.9%
         90,245   OSI Restaurant Partners, Revolver
                  4.88%, 6/14/14, BB-, B1 (d)                                                                            73,872
      1,117,169   OSI Restaurant Partners
                  5.44%, 6/14/14, BB-, B1 (d)                                                                           914,482
        500,000   Panda Restaurant
                  6.60%, 8/23/17, NR, NR (d)                                                                            522,045
                                                                                                                   ------------
                                                                                                                      1,510,399
                                                                                                                   ------------
                  GAMING - 1.0%
        411,319   Cannery Casino Resorts LLC
                  5.32%, 5/18/13, BB-, B2 (d)                                                                           385,612
        147,638   Cannery Casino Resorts LLC, Revolver
                  5.40% to 7.40%, 5/18/13, BB-, B2 (d)                                                                  138,410
        188,976   Cannery Casino Resorts LLC
                  3 Month LIBOR + 2.25%, 5/18/13, BB-, B2 (d) (g)                                                       177,165
      1,000,000   PITG Gaming
                  9.62%, 5/19/08, NR, B3 (d)                                                                            945,000
                                                                                                                   ------------
                                                                                                                      1,646,187
                                                                                                                   ------------
                  HEALTHCARE, EDUCATION & CHILDCARE - 3.3%
        812,000   Aurora Diagnostics, LLC
                  7.42% to 8.76%, 12/10/12, NR, B3 (d)                                                                  803,880
        188,000   Aurora Diagnostics, LLC
                  3 Month LIBOR + 4.25%, 12/10/12, NR, B3 (d) (g)                                                       186,120
        483,707   Compsych
                  5.88% to 7.58%, 7/16/13, B, B2 (d)                                                                    423,244
      1,000,000   Embanet
                  7.13% to 7.75%, 6/28/12, B, B2 (d)                                                                    950,000
      1,500,000   PRA International
                  8.25%, 12/15/14, BB-, B1 (d)                                                                        1,335,000
        994,917   Renal Advantage, Inc.
                  7.47%, 10/6/12, BB-, B1 (d)                                                                           887,964
        997,500   TUI University LLC
                  6.02% to 6.12%, 7/2/14, B-, B2 (d)                                                                    947,625
                                                                                                                   ------------
                                                                                                                      5,533,833
                                                                                                                   ------------
                  HOME & OFFICE FURNISHINGS - 0.7%
      1,030,702   Centaur LLC
                  8.83%, 10/30/12, BB-, B1 (d)                                                                          901,864
        219,298   Centaur LLC
                  3 Month LIBOR + 4.00%, 10/30/12, BB-, B1 (d) (g)                                                      191,886
                                                                                                                   ------------
                                                                                                                      1,093,750
                                                                                                                   ------------
                  INSURANCE - 0.3%
        495,006   QTC Management
                  5.37%, 11/10/12, B+, B2 (d)                                                                           418,280
                                                                                                                   ------------

                  LEISURE - 0.8%
      1,496,250   Bushnell Performance Optics
                  8.58%, 8/24/13, B, B2 (d)                                                                           1,406,475
                                                                                                                   ------------

                  OIL & GAS - 0.9%
      1,327,586   Calumet Lubricants Co.
                  7.07% to 7.12%, 1/5/15, BB-, B1 (d)                                                                 1,254,569
        172,414   Calumet Lubricants Co.
                  3 Month LIBOR + 4.00%, 1/5/15, BB-, B1 (d) (g)                                                        162,931
                                                                                                                   ------------
                                                                                                                      1,417,500
                                                                                                                   ------------
                  PRINTING & PUBLISHING - 1.5%
        995,000   Advanstar Communications
                  7.09%, 5/31/14, B+, B1 (d)                                                                            781,075
        748,111   Idearc, Inc.
                  6.83%, 11/17/14, BBB-, Ba2 (d)                                                                        619,997
      1,374,454   Readers Digest Association
                  7.13% to 7.46%, 3/2/14, B+, B1 (d)                                                                  1,131,176
                                                                                                                   ------------
                                                                                                                      2,532,248
                                                                                                                   ------------
                  RETAIL STORES - 3.9%
      1,496,231   David's Bridal, Inc.
                  6.58%, 1/31/14, B, B2 (d)                                                                           1,309,202
      1,246,875   Deb Shops, Inc.
                  7.10% to 9.00%, 4/23/14, BB-, Ba3 (d)                                                               1,184,531
      1,500,000   Dollar General
                  5.99%, 7/6/14, B+, B2 (d)                                                                           1,340,625
        995,000   HH Gregg Appliances, Inc.
                  5.59% to 5.61%, 7/25/13, B+, B2 (d)                                                                   955,200
        995,000   Mattress Firm
                  5.50%, 1/18/14, B, Ba3 (d)                                                                            721,375
      1,000,000   QVC, Inc.
                  3 Month LIBOR + 0.63%, 3/3/11, NR, NR (d) (g)                                                         955,000
                                                                                                                   ------------
                                                                                                                      6,465,933
                                                                                                                   ------------
                  TRANSPORTATION - 0.6%
        997,500   Carey International, Inc.
                  9.50%, 10/19/12, B, B1 (d)                                                                            957,600
                                                                                                                   ------------

                  TOTAL TERM LOANS - 21.8%
                  (Cost $38,477,621)
                                                                                                                     36,079,778
                                                                                                                   ------------

                  TOTAL LONG-TERM INVESTMENTS - 141.5%
                  (Cost $243,444,523)
                                                                                                                    234,302,343
                                                                                                                   ------------

                  SHORT-TERM INVESTMENTS - 9.0%
                  MUNICIPAL BONDS - 2.0%
      1,000,000   Industrial Dev Auth City Yuma, AZ,
                  Hosp Rev Ref Bonds, Ser. 2004B, AAA, Aaa (h)
                  11.00%, 8/1/2031                                                                                    1,000,000
      1,250,000   Michigan Muni Bond Auth,
                  School Loan Revolving Fund Rev and Ref Bonds, Ser. 2007A-3, AAA, Aaa (h)
                  18.00%, 3/1/2047                                                                                    1,250,000
      1,000,000   School Dist of Philadelphia,
                  Gen Oblig Bonds, Ser. B of 2004, A+, A1 (h)
                  12.00%, 9/1/2021                                                                                    1,000,000
                                                                                                                   ------------
                  TOTAL SHORT-TERM MUNICIPAL BONDS                                                                    3,250,000
                  (Cost $3,250,000)                                                                                ------------

                  MONEY MARKET FUNDS - 7.0%
     11,602,796   AIM Government & Agency Money Market                                                               11,602,796
                  (Cost $11,602,796)                                                                               ------------

                  TOTAL SHORT-TERM INVESTMENTS - 9.0%
                  (Cost $14,852,796)
                                                                                                                     14,852,796
                                                                                                                   ------------

                  TOTAL INVESTMENTS - 150.5%
                  (Cost $258,297,319)                                                                               249,155,139
                  Liabilities in excess of Other Assets - (1.4%)                                                     (2,304,761)
                  Total Options Written - (0.9%)                                                                     (1,416,177)
                  Reverse Repurchase Agreements - (48.2%)                                                           (79,875,245)
                                                                                                                   ------------
                  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%                                            $165,558,956
                                                                                                                   ============

NV - Publicly Traded Company
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
SA - Corporation

(a) All or a portion of this security has been physically segregated in connection with swap agreements, options and reverse repurchase agreements.
(b)  Securities are exempt from registration under Rule 144A of the Securities
     Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities amounted to 30.9% of net assets applicable to common shares.
(c) Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(d)  Floating or Variable Rate Coupon.
(e) All or a portion of this security position represents cover for outstanding options written.
(f)  Non-income producing security.
(g)  Unsettled as of February 29, 2008.
(h) Security has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term security. The rate shown is as of February 29, 2008.

         -----------------------------------------------------------------------
                                    COUNTRY ALLOCATION*
         -----------------------------------------------------------------------
         United States                                                    81.1%
         Cayman Islands                                                   12.3%
         Bermuda                                                           1.7%
         United Kingdom                                                    1.4%
         France                                                            1.1%
         Sweden                                                            0.8%
         Canada                                                            0.5%
         Singapore                                                         0.5%
         Spain                                                             0.4%
         Netherlands                                                       0.2%
         -----------------------------------------------------------------------
         * Subject to change daily.  Based on total investments.

Ratings shown are per Standard & Poor's and Moody's. Securities classified as NR are not rated.

See previously submitted Notes to Financial Statements for the period ending
November 30, 2007.

CONTRACTS
(100 SHARES                                                     EXPIRATION         EXERCISE
PER CONTRACT)    CALL OPTIONS WRITTEN (f)                       DATE                  PRICE           VALUE
------------------------------------------------------------------------------------------------------------
           70    Apple, Inc.                                    March 2008         $ 135.00      $    12,845
          850    Biovail Corp. (Canada)                         April 2008            15.00           46,750
          160    ConocoPhillips                                 March 2008            80.00           66,800
          320    CVS Caremark Corp.                             March 2008            40.00           36,800
          550    Dean Foods Co.                                 April 2008            25.00            8,250
          400    eBay, Inc.                                     March 2008            30.00            3,000
          180    Energy Select Sector SPDR Fund                 March 2008            75.00           54,810
          320    Forest Laboratories, Inc.                      April 2008            45.00            9,600
          360    General Electric Co.                           March 2008            35.00            5,040
          500    Hanesbrands, Inc.                              April 2008            22.50          342,500
          350    Hansen Natural Corp.                           March 2008            45.00           35,875
          200    Hartford Financial Services Group, Inc.        April 2008            75.00           39,500
          180    Humana, Inc.                                   April 2008            75.00           25,200
          700    Intel Corp.                                    March 2008            21.00           19,600
          275    Kla-Tencor Corp.                               March 2008            42.50           33,000
          285    Market Vectors Gold Miners ETF                 March 2008            48.00          155,325
          285    Market Vectors Gold Miners ETF                 March 2008            49.00          132,525
          400    Microsoft Corp.                                March 2008            29.00            9,400
          610    Pfizer, Inc.                                   March 2008            22.50           21,350
          380    Pride International, Inc.                      March 2008            35.00           56,050
          160    SPDR Trust Ser. 1                              March 2008           135.00           40,480
        1,000    Starbucks Corp.                                March 2008            20.00           12,500
          450    Texas Instruments, Inc.                        March 2008            30.00           41,400
          270    Travelers Cos., Inc. (The)                     April 2008            47.50           36,288
        1,100    US Airways Group, Inc.                          June 2008            15.00          150,289
          320    Utilities Select Sector SPDR Fund              March 2008            40.00            7,200
          230    Verizon Communications, Inc.                   March 2008            37.50           13,800
                                                                                                 -----------
                 TOTAL CALL OPTIONS WRITTEN                                                      $ 1,416,177
                 (Premiums received $1,369,763)                                                  ===========

(f)  Non-income producing security

Details of the swap agreements outstanding as of February 29, 2008 were as follows:

CREDIT DEFAULT SWAP AGREEMENTS
                                                                               NOTIONAL       UNREALIZED
                                          BUY/SELL   PAY/RECEIVE  EXPIRATION     AMOUNT    APPRECIATION/
COUNTERPARTY   REFERENCE ENTITY         PROTECTION    FIXED RATE        DATE       (000)    DEPRECIATION
--------------------------------------------------------------------------------------------------------
Goldman Sachs  Wachovia Corp.                 Buy          0.50%    09/20/14   $  3,000        $ 193,966
Goldman Sachs  Wells Fargo & Company          Buy          0.45     09/20/14      3,000           72,544
Goldman Sachs  Basket of 110 distinct         Sell         1.18     09/21/14      3,000         (915,600)
               corporate entities                                                              ---------
                                                                                               $(649,090)
                                                                                               ---------

INTEREST RATE SWAP AGREEMENTS
                                  PAY/RECEIVE                                  NOTIONAL       UNREALIZED
                                     FLOATING                   EXPIRATION       AMOUNT    APPRECIATION/
COUNTERPARTY   FLOATING RATE INDEX       RATE     FIXED RATE          DATE         (000)    DEPRECIATION
--------------------------------------------------------------------------------------------------------
Goldman Sachs        3 Month LIBOR        Pay          5.86%      01/04/38     $ 10,000        $  19,376
Goldman Sachs        3 Month LIBOR        Pay         5.675       01/04/38       10,000           12,387
HSBC                 3 Month LIBOR        Pay          7.70       01/09/23        5,000          (64,000)
                                                                                               ---------
                                                                                                 (32,237)

                                                                                               ---------
TOTAL UNREALIZED APPRECIATION/(DEPRECIATION) FOR SWAP AGREEMENTS                               $(681,327)
                                                                                               =========

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore/Guggenheim Strategic Opportunities Fund

By:
    ----------------------------------------------------------------------------
       Nicholas Dalmaso
       Chief Legal and Executive Officer

Date:


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Nicholas Dalmaso
    ----------------------------------------------------------------------------
       Nicholas Dalmaso
       Chief Legal and Executive Officer

Date:




By: /s/ Steven M. Hill
    ----------------------------------------------------------------------------
       Steven M. Hill
       Treasurer and Chief Financial Officer

Date: